Accumulated other comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accumulated other comprehensive income [Line Items]
Beginning balance	₩ (102,583)	₩ 304,771
Change due to fair value	(97,812)	(127,314)
Change due to impairment or disposal	(346,126)	(445,040)
Effect of hedge accounting	250,875	(44,348)
Hedging	(131,153)	(9,421)
Effects from exchange rate fluctuations	(304,838)	51,541
Remeasurements of the defined benefit plans	121,735	20,513
Deferred income taxes	79,033	145,281
Non-controlling interests	1,549	1,434
Ending balance	(529,734)	(102,583)
Unrealized gain (loss) on available-for-sale financial assets
Accumulated other comprehensive income [Line Items]
Beginning balance	394,182	826,712
Change due to fair value	(60,397)	(123,415)
Change due to impairment or disposal	(346,126)	(445,040)
Effect of hedge accounting	0	0
Hedging	1,241	2,289
Effects from exchange rate fluctuations	(28,553)	(1,395)
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	110,708	133,904
Non-controlling interests	1,071	1,127
Ending balance	72,126	394,182
Equity in other comprehensive income of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	21,258	18,569
Change due to fair value	(24,886)	1,813
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	3,748	876
Non-controlling interests	0	0
Ending balance	(294)	21,258
Foreign currency translation adjustments for foreign operations
Accumulated other comprehensive income [Line Items]
Beginning balance	(151,725)	(163,737)
Change due to fair value	0	0
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	97,353	(54,393)
Effects from exchange rate fluctuations	(276,285)	52,936
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	(15,240)	13,560
Non-controlling interests	698	(91)
Ending balance	(345,199)	(151,725)
Net loss from cash flow hedges
Accumulated other comprehensive income [Line Items]
Beginning balance	(13,464)	(12,202)
Change due to fair value	0	0
Change due to impairment or disposal	0	0
Effect of hedge accounting	250,875	(44,348)
Hedging	(229,747)	42,683
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	(5,224)	403
Non-controlling interests	0	0
Ending balance	2,440	(13,464)
Other comprehensive income of separate account
Accumulated other comprehensive income [Line Items]
Beginning balance	4,466	8,795
Change due to fair value	(12,529)	(5,712)
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	3,251	1,383
Non-controlling interests	0	0
Ending balance	(4,812)	4,466
Remeasurements of the defined benefit plans
Accumulated other comprehensive income [Line Items]
Beginning balance	(357,300)	(373,366)
Change due to fair value	0	0
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	121,735	20,513
Deferred income taxes	(18,210)	(4,845)
Non-controlling interests	(220)	398
Ending balance	₩ (253,995)	₩ (357,300)